Reconciliation of movement in net borrowings - Movement in net borrowings (Details) - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Borrowings [abstract]
Net (decrease)/increase in cash and cash equivalents before exchange	$ (241)	$ 633	[1]
Net increase in bonds and other borrowings(1)	(227)	(1,658)
Net increase in net borrowings from cash flows	(468)	(1,025)
Exchange differences on net borrowings	(399)	4
Other non-cash items(2)	(34)	(75)
Net borrowings at beginning of the period	(19,582)	(17,107)
Net borrowings at end of the period	(20,483)	(18,203)
Payments For Derivatives Designated In Forward Point Hedges	$ 0	$ (2)

[1]	(1) See page F-7 for an explanation under Basis of preparation.